Document And Entity Information	6 Months Ended
Jun. 30, 2020
Document Information Line Items
Entity Registrant Name	HALL OF FAME RESORT & ENTERTAINMENT COMPANY
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Hall of Fame Resort & Entertainment Company, a Delaware corporation, filed a Registration Statement on Form S-3 on July 23, 2020 (Registration No. 333-240045) (the “Original Registration Statement”). This Amendment No. 1 to Form S-3 is being filed to convert the Original Registration Statement on Form S-3 into a Registration Statement on Form S-1.
Entity Central Index Key	0001708176
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false